Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
ASX Ltd.	13,904	$533,169
Aurizon Holdings Ltd.	108,597	253,319
BlueScope Steel Ltd.	29,304	401,973
Brambles Ltd.	88,528	780,161
carsales.com Ltd.	22,176	407,054
Cochlear Ltd.	4,400	793,569
Computershare Ltd.	36,168	564,129
CSL Ltd.	31,240	5,420,349
Dexus	63,096	293,254
Fortescue Metals Group Ltd.	110,968	1,822,194
Goodman Group	109,736	1,648,713
GPT Group (The)	113,088	307,425
IDP Education Ltd.	17,248	258,036
IGO Ltd.	42,416	238,663
James Hardie Industries PLC(a)	28,776	918,945
Mineral Resources Ltd.	11,176	448,605
Mirvac Group	256,256	348,066
Northern Star Resources Ltd.	76,120	636,082
Orica Ltd.	29,040	298,880
Pilbara Minerals Ltd.(b)	185,240	442,935
QBE Insurance Group Ltd.	97,240	989,413
Ramsay Health Care Ltd.	11,528	374,339
REA Group Ltd.	3,520	360,991
Reece Ltd.	13,992	178,491
Scentre Group	314,512	549,994
SEEK Ltd.	22,704	357,792
Sonic Healthcare Ltd.	28,512	551,736
Stockland	154,446	420,890
Suncorp Group Ltd.	82,544	762,060
Telstra Corp. Ltd.	263,736	666,422
Transurban Group	200,904	1,716,520
Vicinity Ltd.	231,796	290,103
WiseTech Global Ltd.	10,912	480,548
Xero Ltd.(a)	9,680	659,975
		25,174,795
Austria — 0.3%
Erste Group Bank AG	22,000	889,711
Verbund AG	4,576	435,918
voestalpine AG	6,876	193,281
		1,518,910
Belgium — 0.9%
Ageas SA/NV	10,648	458,584
Argenx SE(a)	3,784	1,687,822
D’ieteren Group	1,408	240,599
Elia Group SA/NV	2,200	238,437
Groupe Bruxelles Lambert NV	5,808	460,940
KBC Group NV	16,632	953,472
Sofina SA(b)	968	215,739
Umicore SA	14,258	381,023
Warehouses De Pauw CVA	10,560	296,750
		4,933,366
Denmark — 5.6%
AP Moller - Maersk A/S, Class A	178	276,136
AP Moller - Maersk A/S, Class B, NVS	352	555,810
Chr Hansen Holding A/S	6,953	556,784
Demant A/S(a)	6,424	272,447
DSVA/S	11,968	1,800,543
Genmab A/S(a)	4,312	1,356,190
Novo Nordisk A/S	210,848	21,541,205
Novozymes A/S, Class B	13,288	689,061

Security	Shares	Value

Denmark (continued)
Pandora A/S	5,544	$748,427
Rockwool A/S, Class B	622	168,173
Tryg A/S	21,927	473,168
Vestas Wind Systems A/S(a)	65,238	1,803,872
		30,241,816
Finland — 1.0%
Elisa OYJ	9,509	425,201
Kesko OYJ, Class B	17,600	336,638
Kone OYJ, Class B	22,352	995,012
Metso OYJ	42,944	423,032
Nokia OYJ	353,496	1,239,837
Orion OYJ, Class B	6,776	268,818
Sampo OYJ, Class A	29,832	1,304,649
Wartsila OYJ Abp	30,028	414,956
		5,408,143
France — 8.9%
Accor SA	12,232	425,301
Aeroports de Paris	2,112	260,415
Air Liquide SA	34,144	6,473,026
Amundi SA(c)	3,910	241,019
AXASA	116,864	3,643,865
BioMerieux	2,642	284,574
Bouygues SA	12,144	462,101
Bureau Veritas SA	18,744	453,809
Capgemini SE	10,208	2,092,225
Carrefour SA	37,664	714,100
Cie. Generale des Etablissements Michelin SCA	44,352	1,491,396
Covivio	3,256	159,132
Credit Agricole SA	70,224	920,327
Dassault Systemes SE	43,472	2,038,862
Edenred	16,104	877,138
Eiffage SA	4,400	446,075
EssilorLuxottica SA	19,008	3,629,525
Eurazeo SE	2,651	199,211
Eurofins Scientific SE	8,624	501,695
Euronext NV(c)	5,632	467,523
Gecina SA	2,909	322,103
Getlink SE	22,528	411,657
Hermes International	2,053	4,254,870
Ipsen SA	2,390	269,462
Klepierre SA	14,145	356,074
Legrand SA	17,336	1,672,039
Publicis Groupe SA	14,872	1,256,786
Sartorius Stedim Biotech	1,760	396,869
Schneider Electric SE	35,288	6,494,850
SEB SA	1,510	172,151
Sodexo SA	5,632	603,535
Teleperformance	3,696	518,678
Unibail-Rodamco-Westfield, New(a)	7,568	482,211
Vinci SA	33,264	4,069,622
Vivendi SE	42,328	400,632
Wendel SE	82	6,944
Worldline SA/France(a)(c)	15,312	237,974
		47,707,776
Germany — 9.0%
Bayerische Motoren Werke AG	19,976	2,084,343
Bechtle AG	5,192	257,482
Beiersdorf AG	7,040	986,830
Brenntag SE	9,064	784,154
Carl Zeiss Meditec AG, Bearer	2,552	229,163
Commerzbank AG	68,552	839,186

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Continental AG	6,952	$539,524
Covestro AG(a)(c)	12,232	643,234
Daimler Truck Holding AG	34,320	1,114,574
Deutsche Boerse AG	12,408	2,358,866
Deutsche Post AG, Registered	63,712	2,993,766
Evonik Industries AG	13,201	246,866
GEA Group AG	10,736	395,020
Hannover Rueck SE	3,876	925,060
HelloFresh SE(a)	9,064	138,986
Henkel AG & Co. KGaA	7,049	492,532
Infineon Technologies AG	85,624	3,303,764
Knorr-Bremse AG	4,674	293,259
LEG Immobilien SE(a)	4,664	357,395
Merck KGaA	8,310	1,455,611
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	8,867	3,776,805
Nemetschek SE	3,872	338,035
Rational AG	398	255,246
SAP SE	67,584	10,750,632
Scout24 SE(c)	4,869	339,273
Siemens AG, Registered	49,192	8,263,401
Siemens Healthineers AG(c)	18,216	1,051,454
Symrise AG, Class A	8,624	970,730
Talanx AG(a)	3,960	287,397
Vonovia SE	47,520	1,321,689
Zalando SE(a)(c)	14,432	344,090
		48,138,367
Hong Kong — 2.8%
AIA Group Ltd.	756,800	6,506,305
BOC Hong Kong Holdings Ltd.	240,000	641,693
ESR Group Ltd.(c)	140,800	181,009
Futu Holdings Ltd., ADR(a)(b)	3,872	208,778
Hang Lung Properties Ltd.	176,000	235,305
Hang Seng Bank Ltd.	52,800	583,640
HKT Trust & HKT Ltd., Class SS	264,000	281,618
Hong Kong Exchanges & Clearing Ltd.	65,200	2,308,244
Hongkong Land Holdings Ltd.	70,400	226,751
Link REIT	167,200	825,772
MTR Corp. Ltd.	103,000	369,203
New World Development Co. Ltd.	88,000	130,946
Sino Land Co. Ltd.	240,000	241,509
Sun Hung Kai Properties Ltd.	92,000	902,030
Swire Pacific Ltd., Class A	44,000	285,152
Swire Properties Ltd.	88,000	170,893
WH Group Ltd.(c)	572,000	367,382
Wharf Real Estate Investment Co. Ltd.	102,000	321,482
		14,787,712
Ireland — 1.0%
AIB Group PLC	96,448	447,186
Bank of Ireland Group PLC	67,496	631,951
CRH PLC	46,200	2,921,757
Kerry Group PLC, Class A	10,127	819,666
Smurfit Kappa Group PLC	16,368	621,855
		5,442,415
Israel — 0.6%
Check Point Software Technologies Ltd.(a)(b)	6,072	886,512
CyberArk Software Ltd.(a)(b)	2,640	526,073
Global-e Online Ltd.(a)	5,544	189,882
Monday.com Ltd.(a)	1,760	316,518
Nice Ltd.(a)	4,048	768,394
Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)	3,520	$357,280
		3,044,659
Italy — 1.7%
Amplifon SpA	8,448	262,582
Assicurazioni Generali SpA	66,440	1,375,952
DiaSorin SpA	1,584	150,130
FinecoBank Banca Fineco SpA	40,128	541,501
Infrastrutture Wireless Italiane SpA(c)	22,270	275,386
Intesa Sanpaolo SpA	996,160	2,864,233
Mediobanca Banca di Credito Finanziario SpA	36,592	429,543
Moncler SpA	13,464	746,089
Nexi SpA(a)(c)	37,224	290,385
Poste Italiane SpA(c)	31,438	338,834
Prysmian SpA	16,720	644,951
Recordati Industria Chimica e Farmaceutica SpA	6,172	297,247
Telecom Italia SpA/Milano(a)	588,260	170,710
Terna - Rete Elettrica Nazionale	99,704	803,327
		9,190,870
Japan — 28.5%
Advantest Corp.	47,200	1,466,608
Aeon Co. Ltd.	44,000	910,071
AGC Inc.	17,600	639,425
Ajinomoto Co. Inc.	26,400	985,593
ANA Holdings Inc.(a)	8,900	183,655
Asahi Intecc Co. Ltd.	17,600	341,453
Asahi Kasei Corp.	88,000	610,983
Astellas Pharma Inc.	114,400	1,394,292
Azbil Corp.	8,800	284,216
Bandai Namco Holdings Inc.	35,200	698,729
Bridgestone Corp.	35,200	1,452,908
Brother Industries Ltd.	17,600	297,153
Canon Inc.	71,100	1,831,860
Capcom Co. Ltd.	8,800	295,337
Central Japan Railway Co.	44,000	1,055,567
Chiba Bank Ltd. (The)	35,200	264,140
Chugai Pharmaceutical Co. Ltd.	44,000	1,553,938
Concordia Financial Group Ltd.	70,400	331,341
Dai Nippon Printing Co. Ltd.	13,000	365,131
Daifuku Co. Ltd.	17,600	331,555
Dai-ichi Life Holdings Inc.	61,600	1,291,358
Daiichi Sankyo Co. Ltd.	123,200	3,338,366
Daikin Industries Ltd.	16,400	2,448,838
Daito Trust Construction Co. Ltd.	3,400	374,526
Daiwa House Industry Co. Ltd.	44,000	1,250,235
Daiwa House REIT Investment Corp.	176	313,401
Daiwa Securities Group Inc.	96,800	625,886
Denso Corp.	114,400	1,795,363
Dentsu Group Inc.	17,600	474,086
Disco Corp.	5,000	1,084,770
East Japan Railway Co.	17,600	950,629
Eisai Co. Ltd.	17,600	913,988
FANUC Corp.	61,600	1,710,377
FUJIFILM Holdings Corp.	22,700	1,329,322
Fujitsu Ltd.	10,700	1,523,526
GLP J-REIT	264	249,075
Hamamatsu Photonics KK	8,800	347,954
Hankyu Hanshin Holdings Inc.	17,600	532,080
Hikari Tsushin Inc.	1,100	170,606
Hirose Electric Co. Ltd.	1,700	190,418
Hitachi Construction Machinery Co. Ltd.	8,800	229,433
Hoshizaki Corp.	8,800	280,255

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hoya Corp.	21,100	$2,373,252
Hulic Co. Ltd.	26,400	262,166
Ibiden Co. Ltd.	8,800	420,724
Isuzu Motors Ltd.	44,000	584,109
Japan Airlines Co. Ltd.	8,800	166,563
Japan Exchange Group Inc.	35,200	718,514
Japan Metropolitan Fund Invest	442	294,131
Japan Post Bank Co. Ltd.	100,400	990,213
Japan Post Insurance Co. Ltd.	17,600	330,822
Japan Real Estate Investment Corp.	88	341,592
JFE Holdings Inc.	35,200	519,945
JSR Corp.	8,800	242,344
Kajima Corp.	26,400	417,354
Kao Corp.	27,000	1,034,451
Kawasaki Kisen Kaisha Ltd.	8,800	307,994
KDDI Corp.	96,800	3,023,844
Keisei Electric Railway Co. Ltd.	8,800	354,474
Kenedix Office Investment Corp.	264	302,370
Keyence Corp.	12,300	5,267,050
Kikkoman Corp.	8,800	540,446
Kintetsu Group Holdings Co. Ltd.	8,800	246,412
Kobe Bussan Co. Ltd.	8,800	231,396
Koei Tecmo Holdings Co. Ltd.	8,800	107,428
Koito Manufacturing Co. Ltd.	17,600	266,396
Komatsu Ltd.	56,900	1,455,449
Konami Group Corp.	8,800	435,202
Kubota Corp.	62,300	894,798
Kyocera Corp.	17,600	974,595
Kyowa Kirin Co. Ltd.	17,600	290,947
Makita Corp.	13,100	346,349
MatsukiyoCocokara & Co.	19,600	338,603
McDonald’s Holdings Co. Japan Ltd.	4,600	195,816
MEIJI Holdings Co. Ltd.	17,600	407,695
MINEBEA MITSUMI Inc.	26,400	503,022
MISUMI Group Inc.	17,700	287,380
Mitsubishi Chemical Group Corp.	88,000	577,033
Mitsubishi Electric Corp.	123,200	1,668,861
Mitsubishi Estate Co. Ltd.	71,300	963,867
Mitsubishi HC Capital Inc.	52,800	344,416
Mitsubishi UFJ Financial Group Inc.	739,200	6,298,478
Mitsui Chemicals Inc.	8,800	258,347
Mitsui Fudosan Co. Ltd.	56,300	1,323,461
Mizuho Financial Group Inc.	158,400	2,687,996
MonotaRO Co. Ltd.	17,600	176,899
MS&AD Insurance Group Holdings Inc.	26,400	993,996
Murata Manufacturing Co. Ltd.	114,400	2,223,045
NEC Corp.	13,200	735,714
Nidec Corp.	26,400	1,001,043
Nintendo Co. Ltd.	70,400	3,281,514
Nippon Building Fund Inc.	88	368,981
Nippon Paint Holdings Co. Ltd.	61,600	459,196
Nippon Prologis REIT Inc.	156	295,259
Nippon Sanso Holdings Corp.	8,800	231,299
Nippon Telegraph & Telephone Corp.	1,988,800	2,327,384
Nippon Yusen KK	35,200	948,088
Nissan Chemical Corp.	8,800	321,173
Nissin Foods Holdings Co. Ltd.	3,500	347,682
Nitori Holdings Co. Ltd.	3,900	446,925
Nitto Denko Corp.	8,800	625,377
Nomura Real Estate Holdings Inc.	8,800	214,600
Nomura Real Estate Master Fund Inc.	264	302,383
Nomura Research Institute Ltd.	26,400	739,245
Security	Shares	Value

Japan (continued)
NTT Data Corp.	44,000	$534,614
Obayashi Corp.	52,800	445,464
Odakyu Electric Railway Co. Ltd.(b)	17,600	247,303
Oji Holdings Corp.	61,600	228,847
Omron Corp.	8,800	368,941
Ono Pharmaceutical Co. Ltd.	26,400	486,394
Open House Group Co. Ltd.	4,200	117,299
Oracle Corp. Japan	1,100	84,710
Oriental Land Co. Ltd.	70,400	2,391,430
Otsuka Corp.	8,800	358,528
Otsuka Holdings Co. Ltd.	26,400	1,018,391
Pan Pacific International Holdings Corp.	26,400	571,941
Panasonic Holdings Corp.	140,800	1,450,818
Rakuten Group Inc.	96,800	382,543
Recruit Holdings Co. Ltd.	96,800	3,577,188
Renesas Electronics Corp.(a)	96,800	1,687,122
Resona Holdings Inc.	140,800	733,435
Ricoh Co. Ltd.	35,200	287,636
Rohm Co. Ltd.	26,400	504,415
SCSK Corp.	8,800	161,818
Secom Co. Ltd.	11,400	792,416
Seiko Epson Corp.	17,600	261,408
Sekisui Chemical Co. Ltd.	26,400	375,206
Sekisui House Ltd.	35,700	730,971
SG Holdings Co. Ltd.	17,600	253,891
Sharp Corp.(a)	17,600	109,981
Shimadzu Corp.	17,600	456,564
Shimizu Corp.	35,200	231,383
Shin-Etsu Chemical Co. Ltd.	114,400	4,032,561
Shionogi & Co. Ltd.	17,600	829,867
Shiseido Co. Ltd.	26,400	707,217
Shizuoka Financial Group Inc., NVS	35,400	286,752
SMC Corp.	3,700	1,857,986
SoftBank Corp.	193,600	2,352,804
SoftBank Group Corp.	70,400	2,852,720
Sompo Holdings Inc.	17,600	807,372
Square Enix Holdings Co. Ltd.	4,600	159,591
SUMCO Corp.	26,400	394,993
Sumitomo Chemical Co. Ltd.	88,000	224,715
Sumitomo Electric Industries Ltd.	44,000	546,429
Sumitomo Metal Mining Co. Ltd.	17,600	508,735
Sumitomo Mitsui Financial Group Inc.	79,200	3,896,438
Sumitomo Mitsui Trust Holdings Inc.	17,600	659,911
Sumitomo Realty & Development Co. Ltd.	17,600	497,768
Suntory Beverage & Food Ltd.	8,800	277,072
Sysmex Corp.	8,800	486,787
T&D Holdings Inc.	35,200	523,745
Taisei Corp.	8,800	299,251
TDK Corp.	26,400	1,228,475
Terumo Corp.	44,000	1,404,809
TIS Inc.	13,000	274,301
Tobu Railway Co. Ltd.	17,600	434,929
Tokio Marine Holdings Inc.	114,400	2,832,788
Tokyo Electron Ltd.	29,600	4,755,285
Tokyu Corp.	35,200	412,859
Toppan Inc.	17,600	412,145
Toray Industries Inc.	105,600	547,512
Tosoh Corp.	17,600	234,147
TOTO Ltd.	8,800	225,698
Toyota Industries Corp.	9,000	774,048
Trend Micro Inc.	8,800	447,329
Unicharm Corp.	26,400	848,354

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	17,600	$344,154
West Japan Railway Co.	13,000	513,793
Yakult Honsha Co. Ltd.	17,600	393,504
Yamaha Corp.	8,800	205,768
Yamaha Motor Co. Ltd.	17,600	451,183
Yamato Holdings Co. Ltd.	17,600	312,447
Yaskawa Electric Corp.	17,600	675,260
Yokogawa Electric Corp.	17,600	333,979
Z Holdings Corp.	176,000	509,794
Zensho Holdings Co. Ltd.	8,800	488,136
ZOZO Inc.	8,800	185,766
		152,654,389
Netherlands — 7.5%
ABN AMRO Bank NV, CVA(c)	30,118	404,766
Adyen NV(a)(c)	1,408	1,646,312
Aegon NV	99,528	544,498
AerCap Holdings NV(a)	12,760	870,487
Akzo Nobel NV	11,176	860,301
ASM International NV	2,720	1,397,027
ASML Holding NV	26,224	17,872,351
ASR Nederland NV	10,208	470,625
BE Semiconductor Industries NV	5,104	716,536
EXOR NV, NVS	5,984	583,051
Ferrovial SE	33,880	1,171,716
IMCD NV	3,712	572,899
ING Groep NV	233,728	3,283,641
JDE Peet’s NV	7,128	191,022
Koninklijke KPN NV	212,520	727,990
NN Group NV	17,160	654,895
OCI NV	6,688	144,074
Prosus NV	94,442	3,122,359
QIAGEN NV(a)	15,048	617,542
Randstad NV	7,392	439,789
Universal Music Group NV	53,504	1,413,629
Wolters Kluwer NV	16,192	2,230,332
		39,935,842
New Zealand — 0.4%
Auckland International Airport Ltd.	83,600	407,729
EBOS Group Ltd.	9,768	222,332
Fisher & Paykel Healthcare Corp. Ltd.	38,544	559,998
Mercury NZ Ltd.	52,981	203,258
Meridian Energy Ltd.	90,728	291,535
Spark New Zealand Ltd.	118,103	376,721
		2,061,573
Norway — 0.7%
Adevinta ASA(a)	21,921	227,171
DNB Bank ASA	58,960	1,124,004
Gjensidige Forsikring ASA	12,900	217,702
Mowi ASA	30,096	535,709
Orkla ASA	48,377	356,981
Salmar ASA	4,576	250,760
Telenor ASA	40,314	433,866
Yara International ASA	10,153	344,443
		3,490,636
Portugal — 0.1%
Jeronimo Martins SGPS SA	19,360	479,034

Singapore — 1.8%
CapitaLand Ascendas REIT	272,899	579,610
CapitaLand Integrated Commercial Trust	343,281	466,946
CapitaLand Investment Ltd/Singapore	176,000	398,593
Security	Shares	Value

Singapore (continued)
City Developments Ltd.	35,200	$164,640
DBS Group Holdings Ltd.	114,400	2,717,535
Grab Holdings Ltd., Class A(a)	117,744	357,942
Oversea-Chinese Banking Corp. Ltd.	211,200	1,981,877
Seatrium Ltd.(a)	3,088,800	242,617
Singapore Airlines Ltd.	96,800	459,026
Singapore Exchange Ltd.	46,600	328,919
United Overseas Bank Ltd.	79,200	1,616,413
UOL Group Ltd.	35,600	156,965
		9,471,083
Spain — 1.6%
Acciona SA	1,672	235,998
ACS Actividades de Construccion y Servicios SA	13,748	549,540
Aena SME SA(c)	4,947	850,768
Amadeus IT Group SA	29,304	2,011,917
CaixaBank SA	270,776	1,219,624
Cellnex Telecom SA(c)	36,784	1,404,360
Corp. ACCIONA Energias Renovables SA	5,368	159,384
EDP Renovaveis SA	21,389	390,653
Grifols SA(a)	18,920	267,840
Redeia Corp. SA	7,817	131,030
Telefonica SA	311,808	1,344,594
		8,565,708
Sweden — 4.9%
Assa Abloy AB, Class B	65,032	1,666,144
Atlas Copco AB, Class A	174,768	2,697,772
Atlas Copco AB, Class B	100,496	1,327,334
Beijer Ref AB, Class B	24,200	267,996
Boliden AB	17,248	459,612
Epiroc AB	43,912	818,989
Epiroc AB, Class B	24,250	381,878
EQT AB	22,616	534,258
Essity AB, Class B	39,776	995,089
Hexagon AB, Class B	136,224	1,364,403
Holmen AB, Class B	5,696	238,727
Husqvarna AB, Class B	22,264	170,004
Industrivarden AB, Class A	8,732	262,734
Industrivarden AB, Class C	9,944	299,553
Indutrade AB	17,698	388,224
Investment AB Latour, Class B	9,504	213,175
Investor AB, Class B	111,936	2,325,585
Lifco AB, Class B	15,752	342,238
Nibe Industrier AB, Class B	95,920	566,535
Nordea Bank Abp	202,884	2,268,124
Sagax AB, Class B	12,408	281,492
Sandvik AB	68,552	1,354,763
Securitas AB, Class B	28,512	256,666
Skandinaviska Enskilda Banken AB, Class A	101,816	1,232,032
Skanska AB, Class B	21,648	347,893
SKF AB, Class B	21,472	404,121
Svenska Cellulosa AB SCA, Class B	39,072	580,526
Svenska Handelsbanken AB, Class A	93,720	885,584
Swedish Orphan Biovitrum AB(a)	12,378	294,133
Tele2 AB, Class B	33,704	264,608
Telia Co. AB	144,408	342,574
Volvo AB, Class A	12,584	297,344
Volvo AB, Class B	97,944	2,271,476
Volvo Car AB, Class B(a)	35,200	114,893
		26,516,479
Switzerland — 9.9%
ABB Ltd., Registered	104,456	4,154,062

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	9,702	$467,933
Alcon Inc.	32,477	2,449,729
Bachem Holding AG, Class B	2,308	171,687
Baloise Holding AG, Registered	2,928	448,381
Banque Cantonale Vaudoise, Registered	2,112	257,393
Coca-Cola HBC AG, Class DI	13,904	386,329
DSM-Firmenich AG	12,144	1,147,531
Geberit AG, Registered	2,200	1,234,230
Givaudan SA, Registered	616	2,305,322
Helvetia Holding AG, Registered	2,372	324,460
Julius Baer Group Ltd.	13,288	672,347
Kuehne + Nagel International AG, Registered	3,520	1,018,940
Logitech International SA, Registered	10,648	930,849
Lonza Group AG, Registered	4,840	1,873,665
Novartis AG, Registered	132,264	12,856,357
Partners Group Holding AG	1,480	1,951,366
Sandoz Group AG(a)	25,696	733,878
Schindler Holding AG, Participation Certificates, NVS	2,728	611,244
Schindler Holding AG, Registered	1,496	321,045
SGS SA	9,680	823,795
SIG Group AG	19,976	466,177
Sika AG, Registered	9,856	2,678,359
Sonova Holding AG, Registered	3,344	965,460
STMicroelectronics NV	45,056	2,138,778
Straumann Holding AG	7,304	1,004,498
Swiss Life Holding AG, Registered	1,848	1,186,709
Swiss Prime Site AG, Registered	4,576	460,138
Swiss Re AG	19,664	2,322,332
Swisscom AG, Registered	1,673	977,006
Temenos AG, Registered	4,048	343,513
VAT Group AG(c)	1,760	817,143
Zurich Insurance Group AG	9,524	4,771,678
		53,272,334
United Kingdom — 7.2%
3i Group PLC	62,832	1,777,054
abrdn PLC	126,192	260,460
Admiral Group PLC	16,720	571,288
Antofagasta PLC	25,080	445,246
Ashtead Group PLC	28,336	1,712,202
Associated British Foods PLC	22,968	691,660
Auto Trader Group PLC(c)	61,424	563,378
Aviva PLC	175,560	926,951
Barratt Developments PLC	63,197	410,930
Berkeley Group Holdings PLC	6,776	397,650
Bunzl PLC	21,560	818,452
Burberry Group PLC	23,848	441,785
Coca-Cola Europacific Partners PLC	13,816	837,802
Compass Group PLC	110,440	2,795,945
Croda International PLC	9,152	519,231
Endeavour Mining PLC	11,704	271,244
Halma PLC	24,552	662,599
Hikma Pharmaceuticals PLC	10,384	226,279
Informa PLC	89,144	838,253
InterContinental Hotels Group PLC	10,384	805,226
Intertek Group PLC	10,560	532,456
JD Sports Fashion PLC	177,936	354,172
Kingfisher PLC	121,352	336,847
Land Securities Group PLC	44,000	347,344
Legal & General Group PLC	388,520	1,129,116
London Stock Exchange Group PLC	27,016	3,045,602
M&G PLC	142,824	378,299
Mondi PLC	30,184	537,825
Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	39,424	$299,514
Pearson PLC	41,096	487,502
Persimmon PLC	20,152	319,289
Phoenix Group Holdings PLC	47,256	278,440
Prudential PLC	179,432	1,962,517
RELX PLC	122,144	4,700,440
Rentokil Initial PLC	162,360	881,692
Sage Group PLC (The)	65,296	934,298
Schroders PLC	50,776	258,517
Segro PLC	74,096	761,946
Spirax-Sarco Engineering PLC	4,664	545,015
St. James’s Place PLC	37,136	304,855
Standard Chartered PLC	148,544	1,229,669
Taylor Wimpey PLC	225,016	368,809
Vodafone Group PLC	1,464,760	1,317,064
Whitbread PLC	12,232	478,265
Wise PLC, Class A(a)	39,160	387,388
WPP PLC	68,024	608,006
		38,758,522

Total Common Stocks — 99.1%
(Cost: $524,845,359)		530,794,429

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,048	384,678
Henkel AG & Co. KGaA, Preference Shares, NVS	11,176	879,221
Sartorius AG, Preference Shares, NVS	1,672	539,562
		1,803,461

Total Preferred Stocks — 0.3%
(Cost: $2,006,532)		1,803,461

Total Long-Term Investments — 99.4%
(Cost: $526,851,891)		532,597,890

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,222,707	1,223,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	60,000	60,000

Total Short-Term Securities — 0.2%
(Cost: $1,283,013)		1,283,318

Total Investments — 99.6%
(Cost: $528,134,904)		533,881,208

Other Assets Less Liabilities — 0.4%		2,040,678

Net Assets — 100.0%		$535,921,886

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,412,931	$—		$(189,760	)(a)	$(49)	$196	$1,223,318	1,222,707	$1,959	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	20,000	(a)	—		—	—	60,000	60,000	842		—
						$(49)	$196	$1,283,318		$2,801		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	72	12/07/23	$1,157	$18,875
Euro STOXX 50 Index	41	12/15/23	1,964	104,586
				$123,461

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EAFE ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,977,205	$523,817,224	$—	$530,794,429
Preferred Stocks	—	1,803,461	—	1,803,461
Short-Term Securities
Money Market Funds	1,283,318	—	—	1,283,318
	$8,260,523	$525,620,685	$—	$533,881,208

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$123,461	$—	$123,461

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust